Document And Entity Information	Nov. 07, 2026
Document Information [Line Items]
Entity Central Index Key	0001070524
Document Type	8-K
Document Period End Date	Nov. 07, 2026
Entity Registrant Name	GREENE BANCORP, INC.
Entity Incorporation, State or Country Code	X1
Securities Act File Number	0-25165
Entity Tax Identification Number	14-1809721
Entity Address, Address Line One	302 Main Street
Entity Address, City or Town	Catskill
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12414
City Area Code	518
Local Phone Number	943-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	GCBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--06-30